General	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
1. GENERAL

(1)	Summary of the Parent company
Woori Financial Group, Inc. (hereinafter referred to the “Parent company”) is primarily aimed at controlling subsidiaries
that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd. The headquarters of the Parent company is located at 51, Sogong-ro, Jung-gu, Seoul, Korea, and the capital stock is 3,802,676 million Won. The Parent company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.
The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795
As of August 1, 2019, the Parent company acquired a 73% interest in Tongyang Asset Management Co., Ltd. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the Parent company gained 100% control of ABL Global Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.
The Parent company paid 598,391 million Won in cash and 42,103,377 new shares of the Parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary, Woori Bank, on September 10, 2019. On the same date, the Parent company also acquired 59.8% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash.
As of December 30, 2019, the Parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd. (formerly Kukje Asset Trust Co., Ltd.) and added it as a consolidated subsidiary at the end of 2019. As of March 31, 2023, it acquired an additional 28.1% interests (excluding treasury stock, 21.3% in the case of including treasury stock).
The Parent company acquired 76.8% (excluding treasury stocks, 74.0% interest including treasury stocks) interest in Woori Financial Capital Co., Ltd. (formerly Aju Capital Co., Ltd.) on December 10, 2020. In addition, as of April 15, 2021, the Parent company acquired 13.3% interests (excluding treasury stock, 12.9% when including treasury stock) in Woori Financial Capital Co., Ltd., and as of May 24, 2021, the Parent company additionally acquired treasury stock (3.6%) which Woori Financial Capital Co., Ltd. possessed.
The Parent Company paid 113,238 million Won in cash to acquire 100% interest of Woori Savings Bank from its subsidiary, Woori Financial Capital Co., Ltd., on March 12, 2021.
As of August 10, 2021, the Parent company paid 5,792,866 new shares of the Parent company to the shareholders of Woori Financial Capital Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (9.5%) of Woori Financial Capital Co., Ltd., to make it a wholly owned subsidiary.
As of January 7, 2022, the Parent company established Woori Financial F&I Co., Ltd., an investment company for non-performing loans and restructuring companies (100% interest, 200 billion Won in stock payments) and included it as a subsidiary.
As of March 23, 2023, the Parent company acquired a 53.9% interest (excluding treasury stocks, 52.0% interest including treasury stocks) in Woori Venture Partners Co., Ltd. (formerly Daol Investment Co., Ltd.), and added it as a consolidated subsidiary. As of May 30, 2023, the Parent company additionally acquired treasury stock (3.5%) which Woori Venture Partners Co., Ltd. possessed.
As of August 8, 2023, the Parent company paid 22,541,465 new shares of the Parent company to the shareholders of Woori Investment Bank Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (41.3%) of Woori Investment Bank Co., Ltd., to make it a wholly owned subsidiary. In addition, on the same day, the Parent company paid 9,933,246 new shares of the Parent company to the shareholders of Woori Venture Partners Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (44.5%) of Woori Venture Partners Co., Ltd., to make it a wholly owned subsidiary.
On January 29, 2024, the Parent company’s percentage of ownership in Woori Asset Management Corp. after the merger between Woori Asset Management Corp. (the surviving company) and Woori Global Asset Management Co., Ltd. (the merged company) is 77.5%. On March 29, 2024, the Parent company acquired the remaining shares (22.5%) of Woori Asset Management Corp., pursuant to which Woori Asset Management Corp. became a wholly-owned subsidiary of the parent company.
On March 25, 2024, the Parent company participated in the capital increase amount and acquired the 1,062,045 shares (96.7% after acquiring shares, 79.4% including treasury shares) of Woori Asset Trust Co., Ltd. Additionally, on March 29, 2024, Woori Asset Trust Co., Ltd. conducted a complete retirement of its 738,000 treasury shares. In addition, as of April 8, 2024, the Parent company additionally acquired minority interests (2.0%) of Woori Asset Trust Co., Ltd. As of November 19, 2024, the Parent company additionally acquired minority interests (0.9%) of Woori Asset Trust Co., Ltd
On August 1, 2024,
The Company owned 97.1% interest in merged securities firm as a result of merger between Korea Foss Securities (the surviving company) and Woori Investment Bank Co., Ltd. (dissolution company), and acquired an additional 2.3% out of the remaining interest. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.

(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2023 and 2024 are as follows:

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Held by Woori Financial Group Inc.
Woori Bank	Bank	100.0	100.0	Korea	December 31
Woori Card Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Financial Capital Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Investment Securities Co., Ltd. (*11)	Securities brokerage	100.0	99.5	Korea	December 31
Woori Asset Trust Co., Ltd (*1)	Real estate trust	95.3	99.6	Korea	December 31
Woori Savings Bank	Mutual saving bank	100.0	100.0	Korea	December 31
Woori Financial F&I Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Asset Management Corp. (*1)	Finance	73.0	100.0	Korea	December 31
Woori Venture Partners	Other financial services	100.0	100.0	Korea	December 31
Woori Global Asset Management Co., Ltd. (*1)	Finance	100.0	—	Korea	—
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Financial support service business	100.0	100.0	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	December 31
Held by Woori Bank
Woori America Bank	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank (*7)	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance	84.2	90.8	Indonesia	December 31
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
Woori Bank (Cambodia) PLC	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe	Finance	100.0	100.0	Germany	December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*2)	Asset securitization	15.0	15.0	Korea	December 31
Jeonju Iwon Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Wonju I one Inc. (*2)	Asset securitization	—	—	Korea	December 31
Heitz Third Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori hansoop 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori International First Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori QS 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Display 2nd Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori Dream 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori K 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori S 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori Display 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
TY 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Quantum Jump the 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Gongdeok First Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori HW 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Dream 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori SJS 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Steel 1st Co., Ltd (*2)(*5)	Asset securitization	—	—	Korea	—
SPG the 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Woori-HWC 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HC 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Park I 1st co., Ltd (*2)	Asset securitization	—	—	Korea	December 31
Woori DS 1st co., Ltd (*2)(*5)	Asset securitization	—	—	Korea	—
Woori HC 4th Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori SKR 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori H chemical 1st Co., Ltd (*2)	Asset securitization	—	—	Korea	December 31
HE the 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Hub The 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori K The 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori KF 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
WooriI TS 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori H Square 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori L Yongsan 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HC 5th Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Ladena 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori HR 1st Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori Lotte Dongtan 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HC 6th Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HO 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori ESG 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Osiria 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Eco 2nd Co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Gangnam Landmark 2nd Co., Ltd (*2)	Asset securitization	—	—	Korea	December 31
Woori HP the 1st co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori KF 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HD 1st co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori ST 1st co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori High End 1st co., Ltd. (*2)(*5)	Asset securitization	—	—	Korea	—
Woori HW 2nd co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Mirae 1st co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HR 2nd Co., Ltd. (*2)(*10)	Asset securitization	—	—	Korea	December 31
Woori QS 2nd Co., Ltd. (*2)(*10)	Asset securitization	—	—	Korea	December 31
Woori Plasma 1st Co., Ltd. (*2)(*10)	Asset securitization	—	—	Korea	December 31
Woori EUGENE 1st Co., Ltd (*2)(*10)	Asset securitization	—	—	Korea	December 31
WOORIWON 1ST, CO,. LIMITED. (*2)(*10)	Asset securitization	—	—	Korea	December 31
WOORI ENERBILITY 1ST, CO,. LIMITED. (*2)(*10)	Asset securitization	—	—	Korea	December 31
WOORI HL 1ST, CO,. LIMITED. (*2)(*10)	Asset securitization	—	—	Korea	December 31
WOORI SEOUL STATION AREA 1ST, CO,. LTD. (*2)(*10)	Asset securitization	—	—	Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No.2 (*3)	Securities investment and others	97.3	97.3	Korea	December 31
Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2 (*3)	Securities investment and others	99.0	99.0	Korea	December 31
IGIS Australia Investment Trust No. 209-1 (*3)	Securities investment and others	99.4	99.4	Korea	December 31
Woori Global Secondary Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.6	98.8	Korea	December 31
JB Airline Private Placement Investment Trust No.8 (*3)	Securities investment and others	97.0	97.0	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 2 (*3)	Securities investment and others	97.2	97.3	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 1 (*3)	Securities investment and others	97.4	97.4	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 4 (*3)	Securities investment and others	96.2	96.2	Korea	December 31
Principal Guaranteed Trust (*4)	Trust	—	—	Korea	December 31
Principal and Interest Guaranteed Trust (*4)	Trust	—	—	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Held by Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
MAGI No.5 LuxCo S.a.r.l.	Asset securitization	54.6	54.6	Luxembourg	December 31
Held by MAGI No.5 LuxCo S.a.r.l.
ADP 16 Brussels	Asset securitization	100.0	100.0	Belgium	December 31
Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1:
Woori Global Infrastructure Development Co., Ltd. (*10)	Other financial services	—	100.0	Korea	December 31
Namyangju Resource Circulation Facility Development Co., Ltd. (*10)	Other professional services	—	100.0	Korea	December 31
Held by Woori Card Co., Ltd.
TUTU Finance –WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
PT Woori Finance Indonesia Tbk.	Finance	84.5	84.5	Indonesia	Dece m ber 31
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd. (*2) (*5)	Asset securitization	0.5	—	Korea	—
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2024-1 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	0.5	Korea	December 31
Held by Woori Financial Capital Co., Ltd .
Specified Money Market Trust	Trust	100.0	100.0	Korea	December 31
Held by Woori Investment Sec urit ies Co., Ltd.
Seari Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2003 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2006 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2106 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid) (*3)	Securities investment and others	84.7	89.5	Korea	December 31
Woori China Convertible Bond Master Fund (*3) (*8) (*10)	Securities investment and others	—	63.3	Korea	December 31
Woori Together TDF 2025 (*3) (*5)	Securities investment and others	30.1	—	Korea	—
Woori Together TDF 2035 (*3) (*5)	Securities investment and others	48.0	—	Korea	—
Woori Together TDF 2040 (*3)	Securities investment and others	49.2	34.3	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Woori Together TDF 2045 (*3)	Securities investment and others	61.0	56.0	Korea	December 31
Woori Together TDF 2050 (*3)	Securities investment and others	48.9	31.5	Korea	December 31
Woori K-New Opening Target Return Securities Investment Trust (Equity) (*3)(*5)(*10)	Securities investment and others	—	—	Korea	—
Woori Rooftop Solar Private Special Asset Investment Trust No.1 (*3) (*10)	Securities investment and others	—	40.1	Korea	December 31
Woori Didim US Technology and Bio-Hea lth care Feeder Investment Trust (*3) (*10)	Securities investment and others	—	44.6	Korea	December 31
Woori Franklin Technology Master Fund (USD) (*3)(*5)(*8)	Securities investment and others	67.3	—	Korea	—
Woori Franklin Technology Feeder Fund (H) (*3) (*5)	Securities investment and others	31.4	—	Korea	—
Woori High Graded Bond Target Return Fund 1 (*3) (*5)	Securities investment and others	87.4	—	Korea	—
Woori Global Multi Asset Income Private Placement Investment Trust Class Cs (*3)(*5)	Securities investment and others	37.7	—	Korea	—
Held by Woori Financial F&I Co., Ltd.
WI2203 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WM2203 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WNI2206 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2209 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WNKN2309 Securitiz a tion Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WB2309 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2311 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WSB2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2312 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WBS2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2403 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WH2403 Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WSB2406 Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WK2406 Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WI2406 Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WKN2406 Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31
WS2409 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	—	5.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
WSB2409 Asset Securitization Specialty Co., Ltd. (*2)(*10)	Asset securitization	—	5.0	Korea	December 31
VOGO DL General Private Equity Investment Trust 1 (*3)	Securities investment and others	99.0	99.8	Korea	December 31
WFBS 1st Corporate Recovery Private Equity Fund (*10)	Finance	—	96.2	Korea	December 31
Held by Woori Venture Partners Co., Ltd.
Woori Venture Partners US	Other financial services	100.0	100.0	America	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd. (*6)
Green ESG Growth No.1 Private Equity Fund (*3)	Securities investment and others	30.3	34.8	Korea	December 31
Woori New Growth Credit Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori PE Secondary Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd. (*6)
Japanese Hotel Real Estate Private Equity Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1 (*3)	Securities investment and others	90.0	90.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2 ( *3)	Securities investment and others	85.0	85.0	Korea	December 31
Woori Innovative Growth New Deal Private Investment Trust No.3 (*3)	Securities investment and others	94.3	94.3	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd . (*6)
Woori GP Commitment Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Equity Bridge Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori GP Commitment Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori GP Commitment Loan General Type Private Investment Trust No.3 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Junior Equity General Type Private Investment Trust ( *3)(*10)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Asset Management Corp. (*6)
Woori New Deal(Infrastructure) Policy Fund No.1 (*3)	Securities investment and others	70.0	70.0	Korea	December 31
Held by Woori bank and Woori Investment Securities Co., Ltd. (*6)
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust (*3)	Securities investment and others	100.0	100.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Woori NorthAmerica Infra Private Placement Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	Decembe r 31
Woori General Type Private Real Estate Investment Trust No.2 (*3)	Securities investment and others	30.1	30.1	Korea	December 31
Woori ESG Infrastructure Development General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori bank (*6)
Woori WooriBank Partners General Type Private Investment Trust No.1 (*3)	Securities investment and others	92.6	92.6	Korea	December 31
Woori General Type Private Real Estate Investment Trust No.1 (*3)	Securities investment and others	84.3	84.9	Korea	December 31
Woori Global Mid-market Secondary General Type Private Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
W oori Woori Bank Partners Professional Type Private Investment Trust No. 2 (*3)	Securities investment and others	90.9	90.9	Korea	December 31
Woori General Type Private Real Estate Investment Trust No.5 (*3)	Securities investment and others	87.0	87.0	Korea	December 31
Woori Senior Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	50.0	50.0	Korea	December 31
Woori Japan General Type Private Real Estate Feeder Investment Trust No.1-2 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*3)	Securities investment and others	99.9	99.9	Korea	December 31
Woori Clean Energy General Type Private Investment Trust No.2 (*3)	Securities investment and others	30.8	30.8	Korea	December 31
Woori Together Institutional USD MMF No.1 C-F (*3) (*5)	Securities investment and others	63.4	—	Korea	—
Woori ESG Infrastructure Development General Type Private Investment Trust No.2 (*3)	Securities investment and others	50.0	50.0	Korea	December 31
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust (*3)	Securities investment and others	40.0	40.0	Korea	December 31
Woori Partners General Private Investment Trust No. 3 (*3) (*10)	Securities investment and others	—	90.9	Korea	December 31
Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD) (*3) (*10)	Securities investment and others	—	80.0	Korea	December 31
Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR) (*3) (*10)	Securities investment and others	—	80.0	Korea	December 31
Woori General Type Private Real Estate Investment Trust No.7 (*3)(*10)	Securities investment and others	—	87.0	Korea	December 31
Woori Senior Loan General Type Private Investment Trust No.3 (*3)(*10)	Securities investment and others	—	45.8	Korea	December 31
Woori General Private Equity Investment Trust 1 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Held by Woori Bank and Woori Financial Capital Co., Ltd. (*6)
Woori Renewable New Deal Fund No.1 (*3)	Securities investment and others	60.0	60.0	Korea	December 31
Woori Equity Investment General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Fund Financing General Type Private Investment Trust (*3) (*10)	Securities investment and others	—	99.7	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2023	December 31, 2024
Held by Woori Financial Capital Co., Ltd. (*6)
Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1 (*3)	Securities investment and others	63.2	63.2	Korea	December 31
Held by Woori Bank and Woori Asset Management Corp. (*6)
Woori General Type Private Real Estate Investment Trust No.6 (*3)	Securities investment and others	85.8	85.8	Korea	December 31
Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No.2 (*3)	Securities investment and others	46.4	46.4	Korea	December 31
Held by Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Corp. (*6)
Woori Real Estate Financial Stabilization General Private Investment Trust No. 1 (*3)(*10)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd. (*6)
Woori FG Digital Investment Fund 1st (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Financial Dino Lab Investment Association No. 1 (*3)(*10)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori Japan Investment Trust No. 1-2 (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No.1 (*3)(*8)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd. (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No.2-1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Corporate Turnaround No.1 Private Equity Fund (*3)	Securities investment and others	36.4	36.4	Korea	December 31
Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No.2-1 (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No.2 (*3) (*8)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Japan Private Placement Real Estate Master Investment Trust No.1
GK OK Chatan (*3)	Other financial services	99.9	99.9	Japan	October 30	(*9)
Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*6)
Woori Private Placement Investment Trust No. 3 (*3)(*8)	Securities investment and others	76.5	76.5	Korea	December 31
Held by Woori Private Placement Investment Trust No. 3
GK Woorido (*3)	Other financial services	100.0	100.0	Japan	September 30	(*9)
Held by Woori Infrastructure New Deal General Type Private Investment Trust (*6)
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1 (*3)(*5)	Securities investment and others	48.0	—	Korea	—

(*1)
The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.

(*2)
The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)
The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)
The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	C o m p a ni es a r e e x c lu d e d f ro m t he co n s o li d a t io n a s of December 31, 2024.
(*6)
Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)
The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2024, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.

(*8)	As a m a ste r - feeder f un d, it is the p erce ntage of the feeder fund’s ownership in the master fund.
(*9)	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.
(*10)	C om p an ies are incl uded in th e c o ns ol ida ti on dur ing the year ended Dec emb er 3 1 , 2024.
(*11)
The Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) for the year ended December 31, 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.

(3)	The Group has not consolidated the following entities as of December 31, 2023 and 2024 despite having more than 50% ownership interest:

	As of December 31, 2023
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangang Blue Water Private Placement Special Asset Investment Trust (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2 (*1)	Korea	Securities Investment	55.1
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.3
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
IGIS ESG General Private Investment Trust No.1 (*1)	Korea	Securities Investment	60.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0

	As of December 31, 2023
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
IGIS Global Private Placement Real Estate Fund No. 316-1 (*2)	Korea	Securities Investment	99.3
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*2)	Korea	Securities Investment	97.7
Woori Asset Global Partnership Fund No.5 (*4)	Korea	Securities Investment	57.7
Kiwoom Harmony Private Placement Investment Trust No. 6 (*1)	Korea	Securities Investment	76.9
Rifa Qualified Investors Private Real Estate Investment Trust No.40 (*2)	Korea	Securities Investment	55.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)
In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.

	As of December 31, 2024
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.8
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2 (*1)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs] (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.4

	As of December 31, 2024
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
IGIS Global Private Placement Real Estate Fund No. 316-1 (*2)	Korea	Securities Investment	99.3
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*2)	Korea	Securities Investment	97.7
Woori Asset Global Partnership Fund No.5 (*4)	Korea	Securities Investment	57.7
Kiwoom Harmony Private Placement Investment Trust No. 6 (*1)	Korea	Securities Investment	76.9
Project Chile PMGD Solar (*2)	Korea	Securities Investment	75.2
NH-Amundi BXD Private Fund 2[FoF] (*2)	Korea	Securities Investment	77.8
Rifa Qualified Investors Private Real Estate Investment Trust No.40 (*2)	Korea	Securities Investment	55.0
Hangang Green Environment Fund (*1)	Korea	Securities Investment	50.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)
In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.

(4)
The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2023
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	458,017,067	431,313,615	37,719,811	2,505,587	3,203,099
Woori Card Co., Ltd.	17,491,193	14,830,408	2,099,755	110,998	85,647
Woori Financial Capital Co., Ltd.	12,417,338	10,796,683	1,538,360	127,836	125,562
Woori Investment Securities Co., Ltd.	6,375,625	5,273,890	429,764	(53,374)	(50,735)
Woori Asset Trust Co., Ltd.	337,976	79,747	129,982	32,297	31,849
Woori Savings Bank	1,938,948	1,759,489	133,872	(49,139)	(48,974)
Woori Financial F&I Co., Ltd.	877,702	673,265	31,290	3,866	3,858
Woori Asset Management Corp.	161,868	32,780	41,311	6,408	6,267
Woori Venture Partners Co., Ltd. (*)	328,782	30,190	14,676	3,929	5,484
Woori Global Asset Management Co., Ltd.	37,512	13,526	13,857	(3,913)	(3,913)
Woori Private Equity Asset Management Co., Ltd	96,006	4,418	10,216	1,960	1,826
Woori Credit Information Co., Ltd.	45,662	7,981	43,774	5,014	4,626
Woori Fund Service Co., Ltd.	27,526	2,758	17,059	3,539	3,539
Woori FIS Co., Ltd.	80,563	32,304	339,163	(7,511)	(9,214)
Woori Finance Research Institute Co., Ltd.	6,444	2,603	7,792	72	(11)

(*)	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.

	As of and for the year ended December 31, 2024
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	485,888,941	456,944,053	41,881,143	3,039,372	3,381,799
Woori Card Co., Ltd.	16,613,482	13,828,816	2,293,739	147,179	160,121
Woori Financial Capital Co., Ltd.	12,770,681	11,045,686	1,759,842	141,419	138,826
Woori Investment Securities Co., Ltd.	7,186,431	6,041,109	430,599	2,552	6,279
Woori Asset Trust Co., Ltd.	499,279	39,470	107,154	1,803	1,609
Woori Savings Bank	1,874,624	1,680,378	136,417	(85,879)	(84,907)
Woori Financial F&I Co., Ltd.	1,251,854	914,388	90,373	13,306	13,199
Woori Asset Management Corp.	203,232	39,077	57,562	11,801	11,870
Woori Venture Partners Co., Ltd.	350,066	15,060	62,261	36,786	37,213
Woori Private Equity Asset Management Co., Ltd	101,164	5,589	9,974	4,148	3,987
Woori Credit Information Co., Ltd.	43,985	6,555	42,796	1,614	1,252
Woori Fund Service Co., Ltd.	31,154	2,799	18,069	4,646	4,646
Woori FIS Co., Ltd.	58,868	12,094	175,624	(1,709)	(1,485)
Woori Finance Research Institute Co., Ltd.	7,663	3,892	9,022	59	(70)

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization
The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities
The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act
The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.
As of December 31, 2023and 2024, the Group provides 2,445,644 million Won and 2,166,871 million Won of credit facilities, respectively, for the structured entities mentioned above. As of December 31, 2023 and 2024, the purchase commitment amounts to 2,848,921million Won and 2,817,626 million Won, respectively.
(6)
The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and trust contract. The characteristics of interests and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The interests in unconsolidated structured entities that the Group hold are classified into asset securitization, structured finance, investment fund and real-estate trust, based on the nature and the purpose of each structured entity.
Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2023and 2024 are 1,451,874 million Won and 65,861 million Won, respectively, and there is no additional commitments for MMF.
‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.
The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase commitments, credit offerings.

	(unit : Korean Won in millions)
	December 31, 2023
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	14,595,681	99,568,859	189,034,319	1,604,210
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	9,256,063	5,414,037	6,884,658	93,222
Financial assets at FVTPL	205,449	118,026	6,000,877	8,297
Financial assets at FVTOCI	2,802,592	43,696	—	—
Financial assets at amortized cost	6,248,022	5,252,191	66	84,925
Investments in joint ventures and associates	—	—	881,531	—
Derivative assets	—	124	2,184	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	248	3,251	2,006	28,838
Derivative liabilities	—	1,243	2,006	—
Other liabilities (provisions)	248	2,008	—	28,838
The maximum exposure to risks	9,333,448	6,444,559	11,069,599	206,651
Investment assets	9,256,063	5,414,037	6,884,658	93,222
Purchase commitment	—	—	4,181,631	—
Credit offerings and others	77,385	1,030,522	3,310	113,429
Loss recognized on unconsolidated structured entities	149	83,885	63,372	19,337

	(unit : Korean Won in millions)
	December 31, 2024
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	9,725,385	130,281,870	268,076,078	2,541,640
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,941,360	5,512,070	7,694,857	183,036
Financial assets at FVTPL	10,923	20,898	6,787,853	12,644
Financial assets at FVTOCI	1,813,481	44,477	—	—
Financial assets at amortized cost	5,116,956	5,444,604	79,879	170,392
Investments in joint ventures and associates	—	—	824,536	—
Derivative assets	—	2,091	2,589	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	242	2,270	—	10,769
Derivative liabilities	—	421	—	—
Other liabilities (provisions)	242	1,849	—	10,769
The maximum exposure to risks	7,026,784	6,402,819	11,588,447	348,947
Investment assets	6,941,360	5,512,070	7,694,857	183,036
Purchase commitment	—	—	3,892,107	—
Credit offerings and others	85,424	890,749	1,483	165,911
Loss recognized on unconsolidated structured entities	—	84,962	200,672	79,152

(7)
As of December 31, 2023 and 2024, the share of non-controlling interests on the net income and equity of subsidiaries in which non-controlling interests are significant are as follows (Unit: Korean Won in millions):

1) Accumulated non-controlling interests at the end of the reporting period

	December 31, 2023	December 31, 2024
Woori Bank (*1)	1,546,447	1,645,947
Woori Investment Securities Co., Ltd. (*2)	—	5,571
Woori Asset Trust Co., Ltd. (*3)	12,517	1,901
Woori Asset Management Corp (*4)	35,638	—
PT Bank Woori Saudara Indonesia 1906 Tbk	103,176	104,023
Wealth Development Bank	21,142	23,975
PT Woori Finance Indonesia Tbk.	13,631	16,179

(*1)	Hybrid securities issued by Woori Bank
(*2)	The non-controlling interests were recognized in accordance with merger with Korea Foss Securities Co., Ltd. during the year ended December 31, 2024.
(*3)	The non-controlling interests decreased in accordance with paid-in capital increase and stock retirement and additional acquisition of minority interests during the year ended December 31, 2024.
(*4)
The Group made the subsidiary a wholly-owned subsidiary through the merger with Woori Global Asset Management Co., Ltd. and acquisition of shares of Yuanta Securities Korea Co., Ltd. during the year period ended December 31, 2024.

2) Net income attributable to non-controlling interests

	For the years ended December 31
	2022	2023	2024
Woori Bank (*)	113,995	95,637	76,249
Woori Investment Securities Co., Ltd.	38,319	5,687	(16)
Woori Asset Trust Co., Ltd.	18,074	5,720	276
Woori Asset Management Corp	290	1,603	530
Woori Venture Partners Co., Ltd.	—	1,391	—
PT Bank Woori Saudara Indonesia 1906 Tbk	10,806	9,521	6,764
Wealth Development Bank	401	(68)	764
PT Woori Finance Indonesia Tbk.	379	1,067	872

(*)	Distribution of the hybrid securities issued by Woori Bank
3) Dividends to non-controlling interests

	For the years ended December 31
	2022	2023	2024
Woori Bank (*)	113,995	95,637	76,249
Woori Investment Securities Co., Ltd.	7,219	8,302	—
Woori Asset Trust Co., Ltd.	365	365	—
PT Bank Woori Saudara Indonesia 1906 Tbk	2,330	2,802	3,450
PT Woori Finance Indonesia Tbk.	—	138	343
Others	—	40	37

(*)	Distribution of the hybrid securities issued by Woori Bank